Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 454,776	$ 87,853	$ 319,220
Prepaid expenses	65,504	191,667	463,959
Total current assets	520,280	279,520	783,179
Prepaid expenses, non-current		0	179,998
Marketable securities held in Trust Account	45,160,614	228,254,077	225,008,593
Total Assets	45,680,894	228,533,597	225,971,770
Current liabilities:
Accounts payable and accrued expenses	3,122,662	2,409,171	285,181
Income taxes payable	576,272	600,701	0
Excise tax payable	1,870,307	0
Due to related parties	281,935	191,935	71,935
Promissory note—related party	2,810,000	1,150,000	0
Total current liabilities	8,661,176	4,351,807	357,116
Warrant liabilities	2,021,133	2,283,833	7,383,583
Deferred underwriting discount	7,875,000	7,875,000	7,875,000
Total Liabilities	18,557,309	14,510,640	15,615,699
Commitments and Contingencies (Note 6)
Temporary equity—Class A common stock subject to possible redemption	44,561,298	227,255,633	225,008,593
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(17,438,276)	(13,233,239)	(14,653,085)
Total stockholders' deficit	(17,437,713)	(13,232,676)	(14,652,522)
Total Liabilities, Temporary Equity and Stockholders' Deficit	45,680,894	228,533,597	225,971,770
LGM ENTERPRISES, LLC [Member]
Current assets:
Cash and cash equivalents	10,265,000	23,179,000	21,131,000
Accounts receivable, net	719,000	14,088,000	3,196,000
Other receivables	4,075,000	4,925,000	3,911,000
Due from related parties, current	1,511,000	2,996,000	1,600,000
Inventory	6,636,000	5,872,000	1,980,000
Investment in available-for-sale securities	71,148,000	69,448,000	10,355,000
Notes receivable - noncontrolling interests, current portion	296,000	261,000	261,000
Prepaid engine overhauls, current	14,110,000	5,127,000	2,618,000
Prepaid expenses and other current assets	7,298,000	5,865,000	3,304,000
Total current assets	116,058,000	131,761,000	48,356,000
Property and equipment, net	267,628,000	252,693,000	167,281,000
Intangible assets, net	2,295,000	2,432,000	2,690,000
Operating lease right-of-use assets	75,536,000	51,051,000	44,580,000
Prepaid engine overhauls, non-current	36,881,000	48,310,000	37,480,000
Notes receivable - noncontrolling interests, non-current portion	27,713,000	4,856,000	5,116,000
Other long-term assets	557,000	484,000	0
Total Assets	529,351,000	494,216,000	306,661,000
Current liabilities:
Promissory note—related party	84,839,000	23,581,000	20,424,000
Accounts payable	21,895,000	21,756,000	18,047,000
Deferred revenue, current	76,641,000	58,023,000	32,357,000
Short-term notes payable	14,325,000	3,704,000	5,097,000
Operating lease liability, current portion	16,018,000	9,782,000	9,640,000
Accrued expenses and other current liabilities	28,809,000	21,777,000	8,925,000
Total current liabilities	242,527,000	138,695,000	94,518,000
Deferred revenue, non-current	7,676,000	2,579,000	438,000
Long-term notes payable, non-current portion	222,861,000	222,320,000	102,336,000
Operating lease liability, non-current portion	60,426,000	40,731,000	34,343,000
Derivative liability	4,548,000	971,000	0
Other non-current liabilities	10,899,000	41,503,000	25,339,000
Total Liabilities	548,937,000	446,799,000	256,974,000
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
LGM Enterprises, LLC members' deficit	(51,909,000)	(4,641,000)	(11,737,000)
Accumulated other comprehensive (loss) income	(811,000)	(476,000)	22,000
Noncontrolling interests	33,134,000	52,534,000	61,402,000
Total members' (deficit) equity	(19,586,000)	47,417,000	49,687,000
Total Liabilities, Temporary Equity and Stockholders' Deficit	529,351,000	494,216,000	306,661,000
Related Party [Member]
Current liabilities:
Due to related parties		191,935	71,935
Related Party [Member] | LGM ENTERPRISES, LLC [Member]
Current assets:
Due from related parties, non-current	2,683,000	2,629,000	1,158,000
Current liabilities:
Due to related parties	0	72,000	28,000
Common Class A [Member]
Current liabilities:
Excise tax payable	1,870,307
Stockholders' Deficit:
Common stock, value	562	0	0
Common Class B [Member]
Stockholders' Deficit:
Common stock, value	$ 1	$ 563	$ 563